CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Business Combinations Line Items
Current portion of lease liabilities	$ 24.5	$ 19.7
Current portion of unrealized fair value of derivative liabilities	0.8	4.0
Other current liabilities	$ 25.3	$ 23.7